NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
as of February 29, 2024 (Unaudited)

PURCHASED OPTIONS - 0.0%(a)(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.0%(c)			$–
S&P 500 Index		–	$–
Expiration: 03/14/2024; Exercise Price: $4,625.00(d)	$78,482,558	154	$25,795
Expiration: 03/14/2024; Exercise Price: $4,450.00(d)	78,482,558	154	18,095
Expiration: 03/14/2024; Exercise Price: $4,400.00(d)	78,482,558	154	16,555
Expiration: 03/14/2024; Exercise Price: $4,350.00(d)	78,482,558	154	15,015
Total Put Options			75,460
TOTAL PURCHASED OPTIONS (Cost $71,746)			75,460

SHORT-TERM INVESTMENTS - 100.0%
Money Market Funds - 0.4%		Shares
First American Treasury Obligations Fund - Class X, 5.23%(d)(e)		889,702	889,702
Northern U.S. Government Select Money Market Fund, 5.03%(d)(e)		392,146	392,146
			1,281,848
U.S. Treasury Bills - 99.6%		Par
5.29%(f), 03/05/2024		$18,186,000	18,175,360
5.28%(f), 03/14/2024		20,778,000	20,738,470
5.28%(f), 03/21/2024		1,100,000	1,096,770
5.23%(f), 03/26/2024		2,200,000	2,191,926
5.28%(f), 03/28/2024		28,669,000	28,555,578
5.25%(f), 04/02/2024		9,664,000	9,618,515
5.28%(f), 04/04/2024		18,525,000	18,432,593
5.26%(f), 04/16/2024		10,365,000	10,295,044
5.23%(f), 04/23/2024		65,304,000	64,796,369
5.27%(f), 04/25/2024		23,154,000	22,967,207
5.28%(f), 05/02/2024		32,903,000	32,604,624
5.28%(f), 05/09/2024		32,718,000	32,388,932
5.27%(f), 05/21/2024		16,324,000	16,132,073
5.30%(f), 05/23/2024		36,238,000	35,800,580
			313,794,041
TOTAL SHORT-TERM INVESTMENTS (Cost $315,099,723)			315,075,889

TOTAL INVESTMENTS - 100.0% (Cost $315,171,469)			$315,151,349
Liabilities in Excess of Other Assets – (0.0)%(c)			(163,051)
TOTAL NET ASSETS - 100.0%			$314,988,298

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of February 29, 2024 is $1,357,308.
(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(f)	The rate shown is the effective yield.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Options Written
as of February 29, 2024 (Unaudited)

OPTIONS WRITTEN - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.0% (b)
S&P 500 Index	0	0	–
Expiration: 03/14/2024; Exercise Price: $4,575.00	$(78,482,558)	(154)	$(23,100)
Expiration: 03/14/2024; Exercise Price: $4,775.00	(78,482,558)	(154)	(40,425)
Expiration: 03/14/2024; Exercise Price: $4,675.00	(78,482,558)	(154)	(29,260)
Expiration: 03/14/2024; Exercise Price: $4,725.00	(78,482,558)	(154)	(33,880)
Total Put Options			(126,665)
TOTAL OPTIONS WRITTEN (Premiums received $116,801)			$(126,665)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

NEOS ETF Trust
NEOS Enhanced Income 1-3 Month T-Bill ETF
Notes to Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2024:

NEOS Enhanced Income 1-3 Month T-Bill ETF
	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$–	$75,460	$–	$75,460
Money Market Funds	1,281,848	–	–	1,281,848
U.S. Treasury Bills	–	313,794,041	–	313,794,041
Total Assets	$1,281,848	$313,869,501	$–	$315,151,349

Liabilities:
Options Written	$–	$(126,665)	$–	$(126,665)
Total Liabilities	$–	$(126,665)	$–	$(126,665)

The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.